Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and other current assets
4.
Prepayments and other current assets

	December 31, 2023	December 31, 2022
	(as restated)	(as restated)
Prepaid expenses	$130,309	$214,514
Receivable from government authorities	582	4,155
Input tax credit	140,432	219,421
Other receivables	27,690	2,756
Total	$299,013	$440,846